Cover	Oct. 12, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In a release issued under the same headline on Thursday, October 19th by Mawson Infrastructure Group Inc. (NASDAQ:MIGI), please note the numbers listed in footnote 1 were reversed and “141 EH/s” in second paragraph was changed to “141 TH/s”. The corrected release follows:
Document Period End Date	Oct. 12, 2023
Entity File Number	001-40849
Entity Registrant Name	Mawson Infrastructure Group Inc.
Entity Central Index Key	0001218683
Entity Tax Identification Number	88-0445167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Clark Street
Entity Address, City or Town	Sharon
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16146
City Area Code	412
Local Phone Number	515-0896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MIGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false